CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Total assets	$ 37,427	¥ 254,883	¥ 261,112
Liabilities	$ 49,977	¥ 340,345	¥ 276,587
Common Stock, No Par Value | (per share)		¥ 0	¥ 0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	5,466,633	5,466,633	4,866,633
Treasury stock, shares	64,909	64,909	34,909
Variable Interest Entity, Primary Beneficiary [Member]
Total assets | ¥		¥ 144,038	¥ 244,722
Liabilities | ¥		¥ 310,711	¥ 264,074